Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 03, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the policy of the board of directors and the compensation committee not to take material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, the Company does not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
The Company has adopted an equity award grant policy which governs the process and timing to follow when it grants equity awards to an officer or employee of the Company or any of its subsidiaries. In accordance with this equity award grant policy, the Company generally makes awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the first business day in March, and awards made in connection with the hiring of new employees or the promotion or retention of existing employees, are typically made on the first business day of March, June, September or December following the date of approval or hire or promotion, as applicable. While equity awards to non-employee directors are not subject to the equity award grant policy, annual awards to non-employee directors are typically made on the date of the Company’s annual shareholder meeting, and equity awards to newly-appointed non-employee directors are typically made on the date of appointment to the board of directors.
On March 3, 2025, the Company granted stock options to the named executive officers (other than Mr. Levine, who was not employed by us at the time) in accordance with our equity award grant policy, which was within one (1) business day of the Company filing two Current Reports on Form 8-K to report earnings and financial results for the fourth quarter and fiscal year ended December 31, 2024, and also to report the disposition of the Company’s desktop portfolio to Repligen. The following table sets forth certain information with respect to such grants.
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award ($)
Percentage Change in
the Closing Market
Price of the Securities
Underlying the Award
Between the Trading
Day Ending
Immediately Prior to
the Disclosure of
Material Nonpublic
Information and the
Trading Day
Beginning Immediately
Following the
Disclosure of Material
Nonpublic Information(1)

Kevin J. Knopp, Ph.D.	3/3/2025	90,518	1.98	131,251	70.2%
Joseph H. Griffith IV	3/3/2025	59,362	1.98	86,075	70.2%
The price of the Company’s common stock as reported on the Nasdaq Global Market on March 3, 2025, the trading day ending immediately prior to the disclosure of material nonpublic information, was $1.98. The price of the Company’s common stock as reported on the Nasdaq Global Market on March 5, 2025, the trading day beginning immediately following the disclosure of material nonpublic information, was $3.37.

Award Timing Method	Annual equity awards to eligible employees, including our executives, are typically made on the first business day in March, and awards made in connection with the hiring of new employees or the promotion or retention of existing employees, are typically made on the first business day of March, June, September or December following the date of approval or hire or promotion, as applicable. While equity awards to non-employee directors are not subject to the equity award grant policy, annual awards to non-employee directors are typically made on the date of the Company’s annual shareholder meeting, and equity awards to newly-appointed non-employee directors are typically made on the date of appointment to the board of directors.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is the policy of the board of directors and the compensation committee not to take material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award ($)
Percentage Change in
the Closing Market
Price of the Securities
Underlying the Award
Between the Trading
Day Ending
Immediately Prior to
the Disclosure of
Material Nonpublic
Information and the
Trading Day
Beginning Immediately
Following the
Disclosure of Material
Nonpublic Information(1)

Kevin J. Knopp, Ph.D.	3/3/2025	90,518	1.98	131,251	70.2%
Joseph H. Griffith IV	3/3/2025	59,362	1.98	86,075	70.2%

Kevin J. Knopp [Member]
Awards Close in Time to MNPI Disclosures
Name		Kevin J. Knopp, Ph.D
Underlying Securities | shares		90,518
Exercise Price | $ / shares		$ 1.98
Fair Value as of Grant Date | $		$ 131,251
Underlying Security Market Price Change		70.2
Joseph H. Griffith [Member]
Awards Close in Time to MNPI Disclosures
Name		Joseph H. Griffith IV
Underlying Securities | shares		59,362
Exercise Price | $ / shares		$ 1.98
Fair Value as of Grant Date | $		$ 86,075
Underlying Security Market Price Change		70.2